INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
INCOME TAXES
Schedule of deferred income tax assets

	September 30,
	2022	2023
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	118,410	40,621
Impairment loss	36,567	35,119
Others	22,859	18,933

Non-current deferred income tax assets	177,836	94,673
Valuation allowances	(177,836)	(94,673)

Net non-current deferred income tax assets	—	—

Schedule of effective income tax rate reconciliation

	Year ended
	September 30,
	2021	2022	2023
	%	%	%
Statutory rate	25	25	25
Effect of preferential tax treatment	—	—	—
Change in valuation allowance	(25)	(25)	(25)
Over provision in prior year	—	(1)	—

Effective income tax rate	—	(1)	—